Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Jun. 30, 2026 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of Series C Preferred Stock, net of issuance costs	$ 697,905